Taxation	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Taxation	Taxation
The Company and its Bermuda domiciled subsidiaries are not subject to Bermuda income or capital gains tax under current Bermuda law. In the event that there is a change in current law such that taxes on income or capital gains are imposed, the Company and its Bermuda domiciled subsidiaries would be exempt from such tax until March 2035 pursuant to the Bermuda Exempted Undertakings Tax Protection Act of 1966.
The Company has subsidiaries and branches that operate in various other jurisdictions around the world that are subject to tax in the jurisdictions in which they operate. The significant jurisdictions in which the Company’s subsidiaries and branches are subject to tax are Hong Kong, Canada, France, Ireland, Singapore, Switzerland and the U.S.
Income tax returns are open for examination for the tax years 2015-2020 in Hong Kong, 2016-2020 in Canada and Ireland, 2013-2020 in the U.S., 2017-2020 in Singapore, 2019-2020 in Switzerland, and 2018-2020 in France. As a global organization, the Company may be subject to a variety of transfer pricing or permanent establishment challenges by taxing authorities in various jurisdictions. While management believes that adequate provision has been made in the Consolidated Financial Statements for any potential assessments that may result from tax examinations for all open tax years, the completion of tax examinations for open years may result in changes to the amounts recognized in the Consolidated Financial Statements.
Income tax (benefit) expense for the years ended December 31, 2020, 2019 and 2018 was as follows (in thousands of U.S. dollars):

	2020	2019	2018
Current income tax (benefit) expense
U.S.	$(97,155)	$12,899	$(6,872)
Non U.S.	44,764	64,069	33,887
Total current income tax (benefit) expense	$(52,391)	$76,968	$27,015
Deferred income tax expense (benefit)
U.S.	$60,932	$(25,850)	$(40,318)
Non U.S.	(25,560)	4,268	3,256
Total deferred income tax expense (benefit)	$35,372	$(21,582)	$(37,062)
Unrecognized tax expense (benefit)
U.S.	$—	$—	$—
Non U.S.	3,928	(2,850)	1,113
Total unrecognized tax expense (benefit)	$3,928	$(2,850)	$1,113
Total income tax (benefit) expense
U.S.	$(36,223)	$(12,951)	$(47,190)
Non U.S.	23,132	65,487	38,256
Total income tax (benefit) expense	$(13,091)	$52,536	$(8,934)
Income (loss) before taxes attributable to the Company’s domestic and foreign operations and a reconciliation of the actual income tax rate to the amount computed by applying the effective tax rate of 0% under Bermuda (the Company’s domicile) law to income (loss) before taxes was as follows for the years ended December 31, 2020, 2019 and 2018 (in thousands of U.S. dollars):

	2020	2019	2018
Domestic (Bermuda)	$3,894	$715,912	$33,759
Foreign	237,204	273,372	(128,687)
Income (loss) before taxes	$241,098	$989,284	$(94,928)

Reconciliation of effective tax rate (% of income (loss) before taxes)
Expected tax rate	0.0%	0.0%	0.0%
Foreign taxes at local expected tax rates	15.5	6.5	14.3
Impact of foreign exchange gains or losses	(8.1)	(0.5)	(4.2)
Unrecognized tax expense (benefit)	1.6	0.2	(1.2)
Tax-exempt income and expenses not deductible	(1.4)	(0.6)	7.3
Foreign branch tax	(3.3)	(1.2)	(4.1)
Valuation allowance	3.4	0.7	(12.3)
Outside basis difference in subsidiary	—	—	6.7
Other	(13.1)	0.2	2.9
Actual tax rate	(5.4)%	5.3%	9.4%
On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) was enacted in response to the COVID-19 pandemic. The Company did not make use of any direct support measures. It was only the Company’s U.S. subsidiaries that benefited from the CARES Act through the passage of modified tax loss carry-back rules that allow losses to be carried back to years with a higher tax rate. As a result, the Company’s U.S. subsidiaries realized a tax benefit of $35 million (or a reduction of 14.4 points on the effective tax rate) for the year ended December 31, 2020, which is included in Other in the table above.
On September 1, 2019, the Canton of Zurich, Switzerland enacted legislation to reduce the current corporate income tax rate from 21.15% to 19.7% in 2021. As a result, deferred tax assets and liabilities in Switzerland were revalued at December 31, 2019, resulting in an income tax benefit of $6 million (or a reduction of 0.6 points on the effective tax rate) for the year ended December 31, 2019, which is included in Other in the table above.
The components of net tax assets and liabilities at December 31, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	December 31, 2020	December 31, 2019
Net tax assets	$182,077	$179,813
Net tax liabilities	(131,621)	(135,966)
Net tax assets	$50,456	$43,847

	December 31, 2020	December 31, 2019
Net current tax assets	$112,992	$65,000
Net deferred tax liabilities	(52,263)	(15,464)
Net unrecognized tax benefit	(10,273)	(5,689)
Net tax assets	$50,456	$43,847
Deferred tax assets and liabilities reflect the tax impact of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes. Significant components of the net deferred tax assets and liabilities at December 31, 2020 and 2019 were as follows (in thousands of U.S. dollars):

	December 31, 2020	December 31, 2019
Deferred tax assets
Discounting of loss reserves and adjustment to life policy reserves	$11,741	$15,924
Foreign tax credit carryforwards	198,263	173,936
Tax loss carryforwards	57,485	80,523
Unearned premiums	34,760	37,226
Unrealized appreciation and timing differences on foreign exchange revaluations	20,493	—
Other deferred tax assets	42,754	50,738
	$365,496	$358,347
Valuation allowance	(211,167)	(186,907)
Deferred tax assets	$154,329	$171,440
Deferred tax liabilities
Deferred acquisition costs	$67,850	$64,140
Goodwill and other intangibles	58,224	61,773
Equalization reserves	7,366	6,416
Unrealized appreciation and timing differences on investments	46,389	26,752
Unrealized appreciation and timing differences on foreign exchange revaluations	—	18,830
Other deferred tax liabilities	26,763	8,993
Deferred tax liabilities	$206,592	$186,904
Net deferred tax liabilities	$(52,263)	$(15,464)
Realization of deferred tax assets is dependent on generating sufficient taxable income in future periods. Although realization is not assured, management believes that it is more likely than not that the deferred tax assets will be realized. The valuation allowance recorded at December 31, 2020 relates to a foreign tax credit carryforward of $198 million in Ireland, and net deferred tax assets of $3 million in Canada, $3 million in the United Kingdom and $7 million in the United States. The valuation allowance recorded at December 31, 2019 related to a foreign tax credit carryforward of $174 million in Ireland, net deferred tax assets of $5 million in Canada and $8 million in the United States.
At December 31, 2020, the deferred tax assets included tax loss carryforwards (after valuation allowance) of $23 million in Singapore, $2 million in Hong Kong and $13 million in France that can be carried forward for an unlimited period of time. At December 31, 2019, the deferred tax assets (after valuation allowance) included tax loss carryforwards of $18 million in Singapore and $2 million in Hong Kong that can be carried forward for an unlimited period of time and $52 million in the United States that predominantly related to non-life taxable losses, which were fully utilized in 2020.
The total amount of unrecognized tax benefits for the years ended December 31, 2020, 2019 and 2018 was as follows (in thousands of U.S. dollars):

	January 1, 2020	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2020
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$4,185	$1,415	$—	$—	$480	$6,080
Interest and penalties recognized on the above	1,504	2,455	—	—	234	4,193
Total unrecognized tax benefits, including interest and penalties	$5,689	$3,870	$—	$—	$714	$10,273

	January 1, 2019	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2019
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$6,639	$(3,560)	$1,258	$—	$(152)	$4,185
Interest and penalties recognized on the above	2,104	(669)	121	—	(52)	1,504
Total unrecognized tax benefits, including interest and penalties	$8,743	$(4,229)	$1,379	$—	$(204)	$5,689

	January 1, 2018	Changes in tax positions taken during a prior year	Tax positions taken during the current year	Change as a result of a lapse of the statute of limitations	Impact of the change in foreign currency exchange rates	December 31, 2018
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	$6,460	$73	$346	$—	$(240)	$6,639
Interest and penalties recognized on the above	1,481	691	—	—	(68)	2,104
Total unrecognized tax benefits, including interest and penalties	$7,941	$764	$346	$—	$(308)	$8,743
For the years ended December 31, 2020, 2019 and 2018, there were no unrecognized tax benefits that, if recognized, would create a temporary difference between the reported amount of an item in the Company’s Consolidated Balance Sheets and its tax basis. The Company recognizes interest and penalties as Income tax expense (benefit) in the Consolidated Statements of Operations.
At December 31, 2020, an unrecognized tax benefit of $5 million is reasonably expected to reverse within twelve months.